Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - CNY (¥) ¥ in Thousands	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Cost:
Intangible assets, gross	¥ 3,001	¥ 72,261	¥ 202,024
Less: Accumulated amortization	(3,001)	(58,786)	(49,560)
Intangible assets, net		13,475
Apartment Rental Contracts [Member]
Cost:
Intangible assets, gross	3,001	55,967	112,849
Trademarks [Member]
Cost:
Intangible assets, gross		¥ 16,294	¥ 86,900